Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 571.98
Total Fee Amount	573.66
Total Transaction Valuation	4,153,919.56
Total Offset Amount	0.00
Net Fee	$ 1.68
Offering Table N/A
Offset Table N/A	N/A